Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

15. Subsequent Events

On January 25, 2023, the Board declared a dividend of one one-thousandth (1/1,000th) of a share of Series C Preferred Stock for each outstanding share of Company’s common stock to stockholders of record as of February 6, 2023. At a special meeting of stockholders held on March 9, 2023 (“Special Meeting”), the holders of Series C Preferred Stock had 1,000,000 votes per whole share of Series C Preferred Stock and were entitled to vote with the Company’s common stock, together as a single class, on the proposals to implement a reverse stock split (“Reverse Stock Split Proposal”) and adjournment of the Special Meeting, if necessary, but were not otherwise entitled to vote on any other proposals to be presented to the stockholders.

All shares of Series C Preferred Stock that were not present in person or by proxy at the Special Meeting as of immediately prior to the opening of the polls at the Special Meeting were automatically redeemed (the “Initial Redemption”). The outstanding shares of Series C Preferred Stock that were not redeemed pursuant to the Initial Redemption were redeemed automatically upon the approval by the Company’s stockholders of the Reverse Stock Split Proposal.

On March 9, 2023, we conducted the Special Meeting where the vote on the Reverse Stock Split Proposal was approved. We have been notified by Nasdaq that we have until June 30, 2023 to effectuate the reverse stock split and regain compliance.

On March 21, 2023, the Company and Perceptive entered into the Sixth Amendment. The Sixth Amendment waived the Company’s obligations to (1) comply with certain financial covenants relating to minimum revenue requirements and minimum liquidity through June 30, 2023, and (2) file financial statements along with its Annual Report on Form 10-K for the fiscal year ended December 31, 2022 that are not subject to any “going concern” qualification.  In connection with the Sixth Amendment to the Perceptive Agreement, we amended and restated the Perceptive Warrants to reset the strike price of the Perceptive Warrants.